INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Accrued expenses	$ 660	3,996	3,556
Unpaid staff costs	939	5,685	3,644
Less: valuation allowance	(307)	(1,858)	(444)
Total current deferred tax assets	1,292	7,823	6,756
Non-current
Property and equipment	142	860	788
Net operating loss carry forwards	5,178	31,345	22,542
Less: valuation allowance	(4,732)	(28,644)	(13,706)
Total non-current deferred tax assets	588	3,561	9,624
Total deferred tax assets	1,880	11,384	16,380
Non-current
Intangible assets	4,181	25,308	26,515
Land use rights	408	2,468	2,552
Property and equipment	432	2,617	2,703
Total deferred tax liabilities	5,021	30,393	31,770
Total deferred tax liabilities	(3,141)	(19,009)	(15,390)
Deferred tax assets before valuation allowances	6,919	41,886	30,530
Deferred tax assets, valuation allowance	5,039	30,502	14,150
Net operating losses from PRC VIEs	20,998	127,118
Undistributed earnings of foreign subsidiaries	$ 60,011	363,287